DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument
Long-Term Line of Credit, Noncurrent	$ 28,300	$ 0	$ 16,750	$ 17,735
Long Term Debt , Current Including Line Of Credit	(1,579)	(109,100)	(5,000)	(4,375)
Less unamortized debt issuance costs	(8,422)	(5,446)	(3,313)	(4,900)
Long-Term Debt, Total	123,046	0	83,104	107,183
Term Loan [Member] | Secured Debt
Debt Instrument
Secured Debt, Gross	104,747	87,942	74,667	98,723
Amended Revolving Credit Agreement With PNC [Member] | Line of Credit
Debt Instrument
Long-Term Line of Credit, Noncurrent		26,604	16,750	17,735
Revolving Credit Agreement with PNC | Line of Credit | Level 2 | Reported Value Measurement [Member]
Debt Instrument
Short-Term Debt	$ 28,300	$ 26,604	$ 16,750	$ 17,735